Loans to Third Parties - Schedule of Loans to Third Parties (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Direct loans to third parties		$ (4,960,818)
Third Parties [Member]
Direct loans to third parties	$ 12,000,000	4,960,818
Entrusted loans to third parties	34,969,111	36,729,822
Impairment on uncollectable loans	(7,119,594)
Total loans to third parties	$ 39,849,517	$ 41,690,640